Note 16 - Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	March 31, 2018		Thirteen-month period ended March 31, 2017
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$
Outstanding at beginning of period	2.58	1,424,788	13.52	454,151
Granted	1.75	1,121,500	1.69	1,300,400
Forfeited	1.89	(199,800)	13.27	(190,138)
Expired	18.06	(62,100)	15.38	(139,625)
Outstanding at end of period	1.81	2,284,388	2.58	1,424,788

Exercisable at end of period	1.92	591,113	6.44	238,482
	Month ended March 31, 2017		Twelve-month period ended February 28, 2017
	(Unaudited)		(Unaudited)
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$
Outstanding at beginning of period	2.59	1,427,288	13.52	454,151
Granted	—	—	1.69	1,300,400
Forfeited	11.50	(2,500)	13.29	(187,638)
Expired	—	—	15.38	(139,625)
Outstanding at end of period	2.58	1,424,788	2.59	1,427,288

Exercisable at end of period	6.44	238,482	6.49	240,982
	February 29, 2016
	Weighted average exercise price	Number of options
	$
Outstanding at beginning of period	15.33	429,625
Granted	4.65	109,188
Exercised	2.50	(250)
Forfeited	9.40	(66,912)
Expired	18.57	(17,500)
Outstanding at end of period	13.52	454,151

Exercisable at end of period	15.28	375,563

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
		Thirteen-month period ended	Twelve-month Period ended
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)	February 29, 2016

Exercise price	$1.75	$1.69	$1.69	$4.65
Share price	$1.75	$1.69	$1.69	$4.65
Dividend	—	—	—	—
Risk-free interest	1.21%	0.87%	0.87%	0.66%
Estimated life (in years)	5.89	4.94	4.94	4.20
Expected volatility	82.4%	123.5%	123.5%	65.63%

Disclosure of range of exercise prices of outstanding share options [text block]
			March 31, 2018
			Options outstanding		Exercisable options
Exercise price			Weighted remaining contractual life outstanding	Number of options outstanding	Weighted average exercise price $	Number of options exercisable

$1.56	-	$1.58	5.11	525,000	1.56	306,250
$1.59	-	$1.71	8.90	415,000	1.65	141,667
$1.72	-	$1.88	9.20	992,500	-	-
$1.89	-	$2.25	5.16	286,700	1.99	95,568
$2.26	-	$6.50	3.67	65,188	4.87	47,628
			7.54	2,284,388	1.92	591,113